ING LIFE INSURANCE AND ANNUITY COMPANY
and its
Variable Annuity Account C

Group 403(b), 401 and HR10 Plans (Prospectus No. PRO.75974-06)
and
MAP II Group Installment Variable annuity contracts for HR10 Plans
(Prospectus No. PRO.75980-06)

Supplement dated December 20, 2006 to the Contract Prospectus dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus. Please read it carefully and keep it with your current Contract Prospectus.

Effective December 29, 2006, the investment adviser for ING UBS U.S. Large Cap Equity Portfolio will change to Directed Services, LLC. Accordingly, effective December 29, 2006, the information for ING
UBS U.S. Large Cap Equity Portfolio appearing in the Contract Prospectus under Appendix III –
Description of Underlying Funds is deleted and replaced with the following:

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING UBS	Directed Services, LLC	Seeks long-term growth of
U.S. Large Cap Equity		capital and future income.
Portfolio	Subadviser: UBS Global Asset
Management (Americas) Inc.

X.75974-980-06                                                                                                                             December 2006